ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2005
Capital Unit [Line Items]
BACs Issue	11,777,706	11,777,706	11,777,706
BAC's Outstanding	11,725,306	11,736,806
Series 47 [Member]
Capital Unit [Line Items]
BACs Issue	3,478,334	3,478,334
BAC's Outstanding	3,459,434	3,467,934
Series 48 [Member]
Capital Unit [Line Items]
BACs Issue	2,299,372	2,299,372
BAC's Outstanding	2,283,872	2,284,372
Series 49 [Member]
Capital Unit [Line Items]
BACs Issue	6,000,000	6,000,000
BAC's Outstanding	5,982,000	5,984,500